Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust II for the reporting period ending October 31, 2024:

Item B.23. Rule 19a-1 notice (management investment companies only):

a.      This item was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Series identification number: S000048067

Other than the update noted above, no other modifications were made to the filing as initially submitted on Jan 13, 2025 (Accession No. 0001752724-25-001777).